ACQUISITIONS AND DROP DOWN TRANSACTIONS - Red Rock Gathering (Details) - USD ($) $ in Thousands		1 Months Ended		11 Months Ended	12 Months Ended
	Mar. 18, 2014	Feb. 28, 2015	Mar. 31, 2014	Feb. 28, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Purchase accounting adjustments					$ 0	$ 0	$ 1,185
Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Cost of acquired entity, cash paid	$ 305,000	$ 2,900		$ 307,900
Purchase accounting adjustments							$ 1,200
Red Rock Gathering Company, LLC | Revolving credit facility
Business Acquisition [Line Items]
Borrowings incurred for acquisition			$ 100,000